ENTITY-WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2023
Entity Wide Disclosures [Abstract]
Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas
The Group's revenue from external customers is divided into the following geographical areas:

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Revenue from external customers	$	$	$	$
Canada	45,969,065	24,549,083	98,406,034	45,575,957
United States	12,046,778	4,971,933	14,313,214	6,591,852
	58,015,843	29,521,016	112,719,248	52,167,809

Disclosure of Non-current Assets Allocated To Geographic Areas	he Group’s non-current assets are allocated to geographic areas as follows:

	June 30, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	782,197	287,648	1,069,845
Property, plant and equipment	84,928,648	91,253,581	176,182,229
Right-of-use assets	33,873,697	47,901,966	81,775,663
Intangible assets	175,516,114	8,258,766	183,774,880
Contract asset	13,514,341	—	13,514,341
	308,614,997	147,701,961	456,316,958

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937